Document and Entity Information	Jul. 11, 2025
Details
Registrant CIK	0001352952
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Jul. 11, 2025
Entity Registrant Name	CFN ENTERPRISES INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-52635
Entity Tax Identification Number	90-1559541
Entity Address, Address Line One	600 E. 8th Street
Entity Address, City or Town	Whitefish
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59937
City Area Code	833
Local Phone Number	420-2636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false